Fees and Expenses - Greenspring Income Opportunities Fund	Jan. 31, 2026
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund.
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Other Expenses, New Fund, Based on Estimates [Text]	Retail Shares are not currently offered. “Other Expenses” for Retail Shares are estimated based on “Other Expenses” for Institutional Shares.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	Acquired fund fees and expenses (“AFFE”) are indirect costs of the Fund’s investments in other investment companies during the year. As a result, “Total Annual Fund Operating Expenses” in the table above may not correlate to the ratio of operating expenses to average net assets after reimbursements found within the “Financial Highlights” section of this prospectus, which does not include AFFE. The ratio of operating expenses to average net assets after reimbursements found within the “Financial Highlights” section of this prospectus includes a recoupment amount of 0.02%. Effective October 1, 2025, Corbyn Investment Management, Inc. (“Corbyn” or the “Adviser”), the Fund’s investment adviser, has voluntarily agreed to waive its ability to recoup previously waived advisory fees or reimbursed expenses under the terms of an operating expense limitation agreement, and therefore the 0.02% of recouped expenses shown in the Financial Highlights is not expected to be incurred going forward.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The fee waiver/expense reimbursement arrangement discussed above is reflected only through June 30, 2027.
Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”
its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the
Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the fiscal year ended September 30, 2025, the Fund’s portfolio turnover rate was 51% of the average value of its portfolio.

Portfolio Turnover, Rate	51.00%